Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

On July 5, 2022, the Company completed the spin-off of its previously wholly-owned subsidiary, United (the “Spin-Off”). The Company’s shareholders received one common share of United for every 11.8 common shares of Seanergy held at the close of business on June 28, 2022, so that such holders maintained the same proportionate interest in the Parent and in United both immediately before and immediately after the Spin-Off. In addition, the Company’s Chief Executive Officer, being the holder of all of Seanergy’s issued and outstanding Series B preferred shares, received 40,000 of United’s Series B Preferred Shares par value $0.0001 (the “Series B Preferred Shares”).
On July 5, 2022, Seanergy entered into a Contribution and Conveyance Agreement with United. Pursuant to the Contribution and Conveyance Agreement, Seanergy, immediately prior to the Spin-Off, contributed (i) all of the Predecessor’s shares to United as a capital contribution, and (ii) an aggregate of $5,000 in cash as working capital, in exchange for the issuance of 5,000 of United’s 6.5% Series C Cumulative Convertible Preferred Shares (“Series C Preferred Shares”) to Seanergy, the cancellation of the 500 registered shares of United, then outstanding, and the issuance of 1,512,004 common shares of United to Seanergy and 40,000 of United’s Series B Preferred Shares to the holder of all Seanergy’s issued and outstanding Series B preferred shares (together, the “Distribution Shares”). Seanergy distributed the Distribution Shares to its shareholders on a pro rata basis as a special dividend. Additionally, Seanergy agreed to indemnify United for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the Gloriuship prior to the effective date of the Spin-Off (July 5, 2022), except for the July 2020 EnTrust Facility.
On July 5, 2022, Seanergy entered into a Right of First Refusal Agreement with United. Pursuant to the agreement, Seanergy has a right of first refusal with respect to any opportunity available to United to sell, acquire or charter-in any Capesize vessel as well as with respect to chartering opportunities, other than short-term charters with a term of 13 months or less, available to United for Capesize vessels. In addition, United has a right of first offer with respect to any Capesize vessel sales by Seanergy. United exercised such right with respect to the sale of the Goodship and the Tradership (Note 6). Upon a change of control of United or Seanergy occurring, such rights terminate immediately.
As detailed in Note 2(ah), the  Company evaluated the Spin-Off under ASC 505-60 Spinoffs and Reverse Spinoffs, ASC 805 Business Combinations, referring to the definition of a business, and ASC 845-10-30-10 Nonreciprocal Transfers with Owners and concluded that the transaction is a pro rata spin-off of a consolidated subsidiary that does not meet the definition of a business under ASC 805, thus the transaction was accounted as a nonreciprocal transfer with owners at fair value, since the criteria imposed by ASC 845 were met. The aggregate fair value of $18,500 of the vessel contributed to the United was determined through Level 2 inputs of the fair value hierarchy by taking into consideration two third party valuations obtained for the vessel. The fair value of other assets contributed to the United, comprising the value of the time charter attached amounted to $308 for the Gloriuship which was accounted for, using the current time charter rates at the time of the Spin-off. The fair value of liabilities assumed, comprised loan and loan related fees amounted to $5,080. The net assets of $13,728 have been recorded as dividends in the accompanying consolidated balance sheets.
During the year ended December 31, 2022, “Gain on Spin-off of United Maritime Corporation” amounted to $2,800 represents the difference between the fair value of the assets contributed (i.e., the vessel and the attached time charter) and their carrying value. Carrying value consisting of vessel cost amounted to $12,902, unamortized deferred charges amounted to $3,058 and other costs amounted to $48.
On July 26, 2022, United issued 5,000 additional Series C Preferred Shares to Seanergy in exchange for $5,000 cash.
On November 28, 2022, United redeemed its outstanding 10,000 Series C Preferred Shares held by Seanergy at a price equal to 105% of the original issue price, resulting in a cash inflow of $10,500. As of December 31, 2022, dividends received in respect with the Series C Preferred Shares amounted to $243 and the difference between the redemption price and the original price of Series C preferred Shares amounted to $500 and are included in “Interest and other income” in the accompanying statements of income.

Management Agreements:

Master Management Agreement

On July 5, 2022, Seanergy entered into a master management agreement with United for the provision of technical, administrative, commercial, brokerage and certain other services. Certain of these services are being contracted directly with Seanergy’s wholly owned subsidiaries, Seanergy Shipmanagement Corp. (“Seanergy Shipmanagement”) and Seanergy Management. In consideration of Seanergy providing such services, United pays a fixed administration fee of $325 per vessel per day to Seanergy. The initial term of the master management agreement with United will expire on December 31, 2024. Unless three months’ notice of non-renewal is given by either party prior to the end of the then current term, this agreement will automatically extend for additional 12-month periods. The master management agreement may be terminated immediately only for cause and at any time by either party with three months’ prior notice, and no termination fee will be payable.

Technical Management Agreement

In relation to the technical management, Seanergy Shipmanagement is responsible for arranging (directly or by subcontracting) for the day-to-day operations, inspections, maintenance, repairs, drydocking, purchasing, insurance and claims handling for five of United’s vessels. Pursuant to the management agreements, Seanergy Shipmanagement earns a fixed management fee of $10 per month for such services for one vessel and a fixed management fee of $14 per month for the remaining four vessels.
Commercial Management Agreement

Seanergy Management had entered into a commercial management agreement with United pursuant to which Seanergy Management acted as agent for United’s subsidiaries (directly or through subcontracting) for the commercial management of their vessels, including chartering, monitoring thereof, freight collection, and sale and purchase up until March 31, 2023, except for one tanker vessel for which such agreement was in effect up until her sale to her new owners in August 2023. United was paying to Seanergy Management a fee equal to 1.25% of the gross freight, demurrage and charter hire collected from the employment of United’s vessels, except for any vessels that were chartered-out to Seanergy. Seanergy Management also earned a fee equal to 1% of the contract price of any vessel bought or sold by them on United’s behalf, except for any vessels bought or sold from or to Seanergy, or in respect of any vessel sale relating to a sale and leaseback transaction.

Effective as of April 1, 2023, Seanergy Management has entered into a new commercial management agreement with United’s subsidiary, United Management Corp. (“United Management”) pursuant to which Seanergy Management acts as agent for United’s subsidiaries for the commercial management of United’s vessels, including voyage monitoring, freight collection, postfixing, sale, purchase and bareboat chartering. United agreed to pay to Seanergy Management a fee equal to 0.75% of the gross freight, demurrage and charter hire collected from the employment of United’s vessels. In addition, Seanergy Management earns a fee equal to 1% of the contract price of any vessel bought, sold or bareboat chartered by them on United’s behalf (not including any vessels bought, sold or bareboat chartered from or to Seanergy, or any vessel sale relating to a sale and leaseback transaction).

During the years ended December 31, 2023 and 2022, fees charged from Seanergy to United in relation to the above-mentioned services amounted to $3,198 and $2,391, respectively and are presented in “Fees from related parties” in the accompanying statements of income.
As of December 31, 2023 and 2022, balance due from United amounted to $308 and $829, respectively and is included in “Due from related parties” in the accompanying consolidated balance sheets.
On December 27, 2022, Seanergy entered into two memoranda of agreement to sell two Capesize vessels to United for an aggregate purchase price of $36,250 (Note 6). On December 28, 2022, the Company received an advance of $12,688 in cash, according to the terms of the agreements, which is separately presented as “Liability from contract with related party” in the accompanying consolidated balance sheets. Both vessels were delivered to United in February 2023. As of December 31, 2023, a gain on sale of vessel, net of sale expenses, amounting to $8,094 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statements of income (Note 6).